SIGNIFICANT ACCOUNTING POLICIES - Account receivable concentration of credit risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration of credit risk
Accounts receivable	$ 66,908	$ 62,965
Customer concentration risk | Major Customers | Accounts Receivable
Concentration of credit risk
Accounts receivable	$ 38,734	$ 36,236
Concentration risk, percentage	57.90%	57.50%
Customer concentration risk | Company A | Accounts Receivable
Concentration of credit risk
Accounts receivable	$ 15,523	$ 46
Concentration risk, percentage	23.20%	0.10%
Customer concentration risk | Company B | Accounts Receivable
Concentration of credit risk
Accounts receivable	$ 10,879	$ 6,579
Concentration risk, percentage	16.30%	10.40%
Customer concentration risk | Company C | Accounts Receivable
Concentration of credit risk
Accounts receivable	$ 9,167	$ 9,339
Concentration risk, percentage	13.70%	14.80%
Customer concentration risk | Company C | Sales revenue net
Concentration of credit risk
Concentration risk, percentage	10.20%
Customer concentration risk | Company D | Accounts Receivable
Concentration of credit risk
Accounts receivable	$ 2,665	$ 11,953
Concentration risk, percentage	4.00%	19.00%
Customer concentration risk | Company E | Accounts Receivable
Concentration of credit risk
Accounts receivable	$ 500	$ 8,319
Concentration risk, percentage	0.70%	13.20%
Supplier concentration risk | Raw materials and semi-manufactures | Company F
Concentration of credit risk
Concentration risk, percentage	11.00%